EMPOWER FUNDS, INC.
EMPOWER ARIEL MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.07%
117,212	Axalta Coating Systems Ltd(a)	$ 3,550,352
Communications — 3.22%
100,049	Interpublic Group of Cos Inc	3,725,825
Consumer, Cyclical — 26.20%
86,474	BorgWarner Inc	4,246,738
54,141	CarMax Inc(a)	3,480,183
82,100	Gentex Corp	2,301,263
68,640	Madison Square Garden Entertainment Corp(a)	4,054,565
15,631	Madison Square Garden Sports Corp	3,045,700
139,499	Manchester United PLC Class A	3,089,903
203,134	Mattel Inc(a)	3,739,697
128,902	Resideo Technologies Inc(a)	2,356,329
7,025	Vail Resorts Inc	1,641,602
68,493	Walgreens Boots Alliance Inc	2,368,488
		30,324,468
Consumer, Non-Cyclical — 15.69%
148,467	ADT Inc	1,073,416
15,744	Cardinal Health Inc	1,188,672
14,481	Charles River Laboratories International Inc(a)	2,922,555
61,709	Envista Holdings Corp(a)	2,522,664
10,954	J M Smucker Co	1,723,831
18,606	Laboratory Corp of America Holdings	4,268,589
34,004	Molson Coors Beverage Co Class B	1,757,327
20,947	Zimmer Biomet Holdings Inc	2,706,352
		18,163,406
Energy — 3.61%
136,943	Core Laboratories NV	3,019,593
62,278	NOV Inc	1,152,766
		4,172,359
Financial — 26.15%
54,688	Aflac Inc	3,528,470
37,102	BOK Financial Corp	3,131,780
33,796	CBRE Group Inc Class A(a)	2,460,687
60,576	Charles Schwab Corp	3,172,971
45,423	First American Financial Corp	2,528,244
14,435	Goldman Sachs Group Inc	4,721,833
6,001	Jones Lang LaSalle Inc(a)	873,085
52,688	KKR & Co Inc	2,767,174
84,018	Lazard Ltd Class A(b)	2,781,836
48,755	Northern Trust Corp	4,296,778
		30,262,858
Shares		Fair Value
Industrial — 20.01%
20,241	Generac Holdings Inc(a)	$ 2,186,231
131,335	Kennametal Inc(b)	3,622,219
12,830	Keysight Technologies Inc(a)	2,071,788
152,264	Knowles Corp(a)	2,588,488
8,725	Littelfuse Inc	2,339,085
78,635	nVent Electric PLC	3,376,587
6,245	Snap-on Inc	1,541,828
38,714	Stanley Black & Decker Inc	3,119,574
53,164	Stericycle Inc(a)	2,318,482
		23,164,282
TOTAL COMMON STOCK — 97.95% (Cost $125,248,505)		$113,363,550
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 4.47%
$249,200	Undivided interest of 0.48% in a repurchase agreement (principal amount/value $51,760,220 with a maturity value of $51,780,924) with JP Morgan Securities, 4.80%, dated 3/31/23 to be repurchased at $249,200 on 4/3/23 collateralized by U.S. Treasury securities, 0.50% - 3.25%, 11/15/25 - 8/31/27, with a value of $52,795,426.(c)	249,200
1,293,433	Undivided interest of 0.87% in a repurchase agreement (principal amount/value $148,993,698 with a maturity value of $149,053,544) with Bank of America Securities Inc, 4.82%, dated 3/31/23 to be repurchased at $1,293,433 on 4/3/23 collateralized by various U.S. Government Agency securities, 1.50% - 3.00%, 11/1/49 - 2/1/51, with a value of $151,973,572.(c)	1,293,433
1,293,433	Undivided interest of 0.87% in a repurchase agreement (principal amount/value $149,316,406 with a maturity value of $149,376,381) with RBC Capital Markets Corp, 4.82%, dated 3/31/23 to be repurchased at $1,293,433 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.38%, 4/6/23 - 2/20/53, with a value of $152,302,735.(c)	1,293,433

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER ARIEL MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,293,433	Undivided interest of 0.88% in a repurchase agreement (principal amount/value $147,303,869 with a maturity value of $147,362,913) with Citigroup Global Markets Inc, 4.81%, dated 3/31/23 to be repurchased at $1,293,433 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 7.00%, 12/26/24 - 3/20/53, with a value of $150,249,951.(c)	$ 1,293,433
1,043,527	Undivided interest of 50.19% in a repurchase agreement (principal amount/value $2,084,110 with a maturity value of $2,084,947) with HSBC Securities (USA) Inc, 4.82%, dated 3/31/23 to be repurchased at $1,043,527 on 4/3/23 collateralized by Federal National Mortgage Association securities, 2.50% - 5.00%, 11/1/33 - 10/1/52, with a value of $2,125,792.(c)	1,043,527
TOTAL SHORT TERM INVESTMENTS — 4.47% (Cost $5,173,026)		$5,173,026
TOTAL INVESTMENTS — 102.42% (Cost $130,421,531)		$118,536,576
OTHER ASSETS & LIABILITIES, NET — (2.42)%		$(2,802,672)
TOTAL NET ASSETS — 100.00%		$115,733,904
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2023.
(c)	Collateral received for securities on loan.
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER ARIEL MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.

March 31, 2023

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2023